As filed with the U.S. Securities and Exchange Commission on August 25, 2022

1933 Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No. ___            Post-Effective Amendment No. ___

Managed Portfolio Series
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, Zip Code)

(414) 765-6844
(Registrant’s Telephone Number)

Brian R. Wiedmeyer, President and Principal Executive Officer
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Title of Securities being Registered: Institutional Class shares of the CornerCap Small-Cap Value Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this Registration Statement will become effective on September 24, 2022 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

CornerCap Small-Cap Value Fund
a series of CornerCap Group of Funds

Dear Shareholder:

I am writing to let you know that a meeting (the “Meeting”) of shareholders of the CornerCap Small-Cap Value Fund (the "Target Fund”) has been scheduled for [November 4], 2022 at 1:00 p.m., Eastern time. If you plan to attend the Meeting, please follow the registration instructions as outlined in the enclosed Proxy Statement/Prospectus. The Meeting has been called to consider an important proposal affecting the Target Fund. The enclosed Proxy Statement/Prospectus describes a proposal to reorganize the Target Fund into a newly created mutual fund within Managed Portfolio Series (the “Acquiring Trust”), which is also called the CornerCap Small-Cap Value Fund (the “Acquiring Fund”). Shareholders of the Target Fund will receive shares of the Acquiring Fund in a transaction that is intended to be a tax-free transaction under the Internal Revenue Code of 1986, as amended.

If approved by shareholders, the Reorganization (defined below) will occur on or about [...].  On that date, the Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Target Fund; shareholders of the Target Fund will receive a number of full and fractional shares of the Institutional Class of the Acquiring Fund equal in aggregate net asset value to such shareholder’s shares of the the Target Fund held at the time of the exchange; and the Target Fund will be dissolved (the transaction with respect to the Target Fund and the Acquiring Fund, a “Reorganization”).  The enclosed Proxy Statement/Prospectus describes the Reorganization in greater detail and contains important information about the Acquiring Fund.
The Reorganization has been carefully reviewed by the Target Fund’s Board of Trustees (the “Target Fund Board”).  The Target Fund Board is responsible for protecting your interests as a shareholder.  The Target Fund Board believes the Reorganization is in the best interests of the Target Fund and approved the Reorganization on August 1, 2022. The Target Fund Board recommends that you vote in favor of the proposal and approve the Reorganization.
We intend to hold the Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving COVID-19 pandemic. As a result, we may impose additional procedures or limitations on Meeting attendees or may decide to hold the Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website, [...].com, and we encourage you to check this website prior to the Meeting if you plan to attend. If it is determined that the Meeting will be held remotely, it is not anticipated that there would be any changes that would limit the ability of investors to ask questions and/or make statements to the same extent as an in-person meeting. Information regarding the remote meeting, including a technical assistance number, will be provided at [...].com. We also encourage you to consider your options to vote by internet, telephone, or mail, as discussed in the enclosed proxy card, in advance of the Meeting in the event that in-person attendance at the Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.
Please read the enclosed materials and cast your vote on the proxy card(s) or by telephone or via the internet. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be. Thank you for your participation in this important initiative.

Sincerely,

[…], 2022

CornerCap Group of Funds
1355 Peachtree Street NE, Suite 1700
Atlanta, Georgia 30309

Notice of Special Meeting of Shareholders of the
CornerCap Small-Cap Value Fund

A special meeting (the “Meeting”) of shareholders of the CornerCap Small-Cap Value Fund (the “Target Fund”), a series of CornerCap Group of Funds (the “Target Trust”), has been scheduled for [November 4], 2022 at 1:00 p.m., Eastern time, to be held at Three Canal Plaza, Portland, ME 04101, to vote on the following proposal (the “Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

PROPOSAL:    TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE TARGET TRUST, ON BEHALF OF THE TARGET FUND, AND MANAGED PORTFOLIO SERIES (THE “ACQUIRING TRUST”), ON BEHALF OF THE CORNERCAP SMALL-CAP VALUE FUND (THE “ACQUIRING FUND”), PROVIDING FOR: (A) THE ACQUISITION OF ALL OF THE ASSETS AND ASSUMPTION OF ALL OF THE LIABILITIES OF THE TARGET FUND BY THE ACQUIRING FUND IN EXCHANGE FOR SHARES OF THE ACQUIRING FUND; (B) THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF THE TARGET FUND; AND (C) THE LIQUIDATION AND TERMINATION OF THE TARGET FUND (THE “REORGANIZATION”).

The Proposal will be completed with respect to the Target Fund only if the Target Fund’s shareholders approve the Proposal. Fund shareholders of record as of the close of business on [...], 2022 are entitled to receive notice of, and to vote at, the Meeting or any adjournment thereof. If any other proposals in addition to the Proposal properly come before the Meeting or any adjournment or postponement thereof, then the shareholders of the Target Fund will vote separately on each such proposal.

The Target Trust’s Board of Trustees (the "Target Fund Board") has approved the Agreement and Plan of Reorganization and recommends that shareholders of the Target Fund cast their vote “FOR” the proposal as described in the accompanying Proxy Statement/Prospectus.

Please vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card. If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by participating in the Meeting and casting your vote.

We intend to hold the Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving COVID-19 pandemic. As a result, we may impose additional procedures or limitations on Meeting attendees or may decide to hold the Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website, [...].com, and we encourage you to check this website prior to the Meeting if you plan to attend. If it is determined that the Meeting will be held remotely, it is not anticipated that there would be any changes that would limit the ability of investors to ask questions and/or make statements to the same extent as an in-person meeting. Information regarding the remote meeting, including a technical assistance number, will be provided at [...].com. We also encourage you to consider your options to vote by internet, telephone, or mail, as discussed in the enclosed proxy card, in advance of the Meeting in the event that in-person attendance at the Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.

By order of the Target Fund Board,

[…], 2022

CornerCap Small-Cap Value Fund
a series of

CornerCap Group of Funds
1355 Peachtree Street NE, Suite 1700
Atlanta, Georgia 30309

Proxy Statement/Prospectus
[…], 2022

This Proxy Statement/Prospectus is provided in connection with the solicitation of proxies to be voted at a special meeting of shareholders (the “Meeting”) of the CornerCap Small-Cap Value Fund (the “Target Fund”), a series of CornerCap Group of Funds (the “Target Trust”). The Meeting is scheduled for [November 4], 2022 at 1:00 p.m., held at Three Canal Plaza, Portland, ME 04101. At the Meeting, you and other shareholders of the Target Fund will be asked to consider and vote upon the following proposal (the “Proposal”) and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

PROPOSAL:   TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION (THE "PLAN") BETWEEN THE TARGET TRUST, ON BEHALF OF THE TARGET FUND, AND MANAGED PORTFOLIO SERIES (THE “ACQUIRING TRUST”), ON BEHALF OF THE CORNERCAP SMALL-CAP VALUE FUND (THE “ACQUIRING FUND”), PROVIDING FOR: (A) THE ACQUISITION OF ALL OF THE ASSETS AND ASSUMPTION OF ALL OF THE LIABILITIES OF THE TARGET FUND BY THE ACQUIRING FUND IN EXCHANGE FOR SHARES OF THE ACQUIRING FUND; (B) THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF THE TARGET FUND; AND (C) THE LIQUIDATION AND TERMINATION OF THE TARGET FUND (THE “REORGANIZATION”).

If shareholders of the Target Fund vote to approve the Plan, shareholders of the Target Fund will receive Acquiring Fund shares in the Reorganization (in the share class as set forth in the table below) having a total dollar value equal to the value of their investment in the Target Fund immediately prior to the Reorganization, as determined pursuant to the Plan. The Target Fund will then be liquidated and dissolved. The table below shows the Target Fund (and share classes) and the Acquiring Fund (and corresponding share classes):

Target Fund Class	Corresponding Acquiring Fund Class
Institutional Shares	Institutional Class
Investor Shares	Institutional Class

The Reorganization is generally anticipated to be a tax-free transaction for the Target Fund and its shareholders. The Target Trust’s Board of Trustees (the "Target Fund Board") has approved the Plan and has determined that approval of the Reorganization is in the best interests of the Target Fund, and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. Accordingly, the Target Fund Board recommends that shareholders of the Target Fund vote “FOR” the Proposal.

The Target Trust’s Board of Trustees has fixed the close of business on [August 31], 2022 as the record date (“Record Date”) for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof. Shareholders will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share held). If any other proposals in addition to the Proposal properly come before the Meeting or any adjournment or postponement thereof, then the shareholders of the Target Fund will vote separately on each such proposal.

This Proxy Statement/Prospectus sets forth certain information about the Reorganization and the Acquiring Fund that you should consider before voting on the Proposal or investing in the Acquiring Fund. You should retain this information for future reference. The Target Trust and Acquiring Trust are separate registered open-end management investment companies. This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed to eligible shareholders on or about […], 2022.

Additional information is available in the following materials:

•the Statement of Additional Information dated [...], 2022, relating to this Proxy Statement/Prospectus (the “Proxy Statement SAI”);

•Prospectus dated August 1, 2022 for the Target Fund, as amended and supplemented (“Target Fund Prospectus”) (File no. 811-04581);

•Statement of Additional Information dated August 1, 2022 for the Target Fund, as amended and supplemented (“Target Fund SAI”) (File no. 811-04581); and

•The Target Fund's audited financial statements and related report of the independent registered public accounting firm included in the Target Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2022 (the “Target Fund Annual Report”). The financial highlights for the Target Fund contained in the Target Fund Annual Report are included in this Proxy Statement/Prospectus as Exhibit C.

The Target Fund Prospectus and Target Fund SAI are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Target Fund's Prospectus, SAI, and Annual Report are available on the Target Fund's website at http://www.cornercapfunds.com/.

The documents listed above are on file with the U.S. Securities and Exchange Commission (the “SEC”). Copies of the Target Fund's documents are also available at no cost by calling (888) 813-8637. You may also obtain these documents from the SEC’s website at www.sec.gov. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE ACQUIRING FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE ACQUIRING FUND.

TABLE OF CONTENTS

PAGE
SUMMARY OF KEY INFORMATION
Why are you sending me the Proxy Statement/Prospectus?
On What am I being asked to Vote?
What are the reasons for the proposed Reorganization?
Will the Acquiring Fund have different portfolio managers than the Target Fund?
Has the Target Fund Board approved The Reorganization?
What effect will the Reorganization have on me as a shareholder?
How do the Funds’ investment objectives and principal investment strategies compare?
How do the Funds’ expenses compare?
Expense Example
How do the performance records of the Funds compare?
How do the investment advisory and distribution arrangements for the Funds compare?
How do the Boards and the Funds’ other service providers compare?
How do the Target Fund’s and Acquiring Fund’s purchase and redemption procedures and exchange policies compare?
Will there be any tax consequences resulting from the Reorganization?
Will my dividends be affected by the Reorganization?
When is the Reorganization expected to occur?
How do I cast my vote?
What if I do not wish the Target Fund to participate in the Reorganization?
May I revoke my proxy?
Where can I find more information about the Funds and the Reorganization?
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Investment Objectives and Principal Investment Strategies
Portfolio Managers
Comparison of Principal Risks of Investing in the Funds
Comparison of Fundamental and Non-Fundamental Investment Restrictions
Comparison of Shareholder Rights
THE PROPOSED REORGANIZATION
Target Fund Board Considerations in Approving the Reorganization
Summary of Agreement and Plan of Reorganization
Costs of the Reorganization
U.S. Federal Income Tax Considerations
Accounting Survivorship
Target Fund Board Recommendation
VOTING INFORMATION
Proxy Statement/Prospectus
Quorum Requirement And Adjournment
Vote Necessary to Approve the Proposal
Proxy Solicitation

Share Ownership by Large Shareholders, Management and Trustees
OTHER MATTERS
Capitalization
Dissenters’ Rights
Shareholder Proposals
Legal Matters
Auditors
EXHIBITS
EXHIBIT A Ownership of the Target Fund	A-1
EXHIBIT B Form of Agreement and Plan of Reorganization	B-1
EXHIBIT C Financial Highlights	C-1

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Plan, and/or in the Prospectus and SAI of the Target Fund. Shareholders should read the entire Proxy Statement/Prospectus, the Target Fund Prospectus, and the Target Fund SAI carefully for more complete information.

WHY ARE YOU SENDING ME THE PROXY STATEMENT/PROSPECTUS?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and, therefore, have the right to vote on the very important Proposal described herein concerning the Target Fund. This Proxy Statement/Prospectus contains information that shareholders should know before voting on the Proposal. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

ON WHAT AM I BEING ASKED TO VOTE?

You are being asked to approve a Plan under which the Target Fund would be reorganized into the Acquiring Fund within the Acquiring Trust. The Plan, with respect to the Target Fund, provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of shares of the Institutional Class of the Acquiring Fund to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

The Acquiring Fund has the same investment objective and substantially similar investments strategies and risks as the Target Fund. The Acquiring Fund has different fundamental investment policies than the Target Fund; however, such differences are not expected to result in material differences in how the Acquiring Fund's portfolio is managed versus the Target Fund, except that the Acquiring Fund is permitted to invest in other investment companies, including money market funds, for cash management purposes. While the portfolio managers named in the Acquiring Fund's prospectus include two of the three portfolio managers named in the Target Fund Prospectus, the overall portfolio management team that serves the Target Fund is the same portfolio management team for the Acquiring Fund, supported by the same analysts and traders. The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Target Fund.

As a result of the Reorganization (if approved by shareholders), a Target Fund shareholder will become a shareholder of the Acquiring Fund and will receive shares in the Acquiring Fund’s Institutional Class having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Fund immediately prior to the Reorganization. Target Fund shareholders will receive shares of the Acquiring Fund as set forth in the table below:

Target Fund Class	Corresponding Acquiring Fund Class
Institutional Shares	Institutional Class
Investor Shares	Institutional Class

    Approval of the shareholders of the Target Fund is needed to proceed with the Proposal with respect to the Target Fund. The Meeting will be held on [November 4], 2022 to consider the Proposal. If shareholders of the Target Fund do not approve the Reorganization, the Target Fund Board will consider what further actions to take with respect to the Target Fund.

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?

As more fully described in this Proxy Statement/Prospectus, the primary purpose of the Reorganization is to provide shareholders with the opportunity to continue their CornerCap mutual fund investment while benefiting from lower annual fund operating expenses within a larger investment company comprised of numerous funds.

The Target Trust consists entirely of the Target Fund, advised by CornerCap Investment Counsel, Inc. ("CIC"), which, as of June 30, 2022, had a combined total of approximately $129.7 million in assets. The Acquiring Trust is a multi-series registered investment company created and operated by U.S. Bank Global Fund Services (“GFS). It is designed to allow third-party advisers to create and manage separate mutual funds within the Acquiring Trust and thereby benefit from efficiencies and economies of scale associated with sharing a common investment company structure with other mutual funds. As of June 30, 2022, the Acquiring Trust consists of 37 separate mutual funds with approximately $13.4 billion in combined assets managed by 16 different investment advisers. The Acquiring Trust is able to spread certain trust level overhead expenses over a greater number of funds and a significantly larger asset base, resulting in a lower per-fund operating cost structure than the Target Trust. CIC anticipates that, following the proposed Reorganization, the Acquiring Fund’s annual fund operating expenses will be lower than the Target Fund’s current annual fund operating expenses. See “How do the Funds’ Expenses Compare?” below.

In considering the Reorganization and the Plan, the Target Fund Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Target Fund and its shareholders. The Target Fund Board’s considerations are described in more detail in the section below entitled “THE PROPOSED REORGANIZATION -- Target Fund Board Considerations in Approving the Reorganization”.

WILL THE ACQUIRING FUND HAVE DIFFERENT PORTFOLIO MANAGERS THAN THE TARGET FUND?

Yes, however, the only difference is that Thomas E. Quinn, a named portfolio manager in the Target Fund Prospectus, is not named in the Acquiring Fund's prospectus. Instead, Joshua Tucker has been included in the Acquiring Fund's prospectus as a named portfolio manager. J. Cannon Carr, Jr. and Jeffrey P. Moeller, named portfolio managers in the Target Fund Prospectus, are also named portfolio managers in the Acquiring Fund's prospectus. However, the portfolio management team that serves the Target Fund is the same portfolio management team for the Acquiring Fund, supported by the same analysts and traders. This Proxy Statement/Prospectus provides biographical information about the key individuals who comprise the portfolio management teams.

HAS THE TARGET FUND BOARD APPROVED THE REORGANIZATION?

Yes. As discussed in more detail in the Proxy Statement/Prospectus, the Target Fund Board carefully reviewed and considered the Proposal and the Plan and, upon the recommendation of CIC, the investment adviser to the Target Fund, unanimously approved the Plan and the Reorganization. The Target Fund Board recommends that shareholders of the Target Fund vote “For” the Proposal, and thereby approve the Plan and Reorganization.

WHAT EFFECT WILL THE REORGANIZATION HAVE ON ME AS A SHAREHOLDER?

As a result of the Reorganization, you will become a shareholder of the Acquiring Fund. Immediately after the Reorganization, you will own shares of the Acquiring Fund having a total dollar value equal to the dollar value of the shares of the Target Fund that you owned immediately prior to the Reorganization. Institutional Shares and Investor Shares shareholders of the Target Fund will become Institutional Class shareholders of the Acquiring Fund. CIC will serve as the investment adviser to the Acquiring Fund, and will continue to manage the assets according to the same investment objective and investment philosophy currently in effect for the Target Fund.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES COMPARE?

Investment Objectives. The investment objectives of the Acquiring Fund and Target Fund are identical. Each has an investment objective that may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies. The principal investment strategies of the Target Fund and the Acquiring Fund are substantially similar.  Both the Target Fund and Acquiring invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap U.S. companies. Both the Target Fund and Acquiring Fund utilize Fundametrics®, CIC’s proprietary quantitative research system, to select stocks. Fundametrics® evaluates all stocks in a Fund's investable universe with respect to over 120 fundamental factors. Both the Target Fund and Acquiring Fund are classified as a diversified fund under Section 5(b) of the 1940 Act. The Target Fund and Acquiring Fund may generally invest in the same types of investments, except the Acquiring Fund may also invest in other investment companies, such as money market funds, for cash management purposes.

HOW DO THE FUNDS' EXPENSES COMPARE?

The following tables compare the annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Target Fund with the estimated (pro forma) expense ratio of the Acquiring Fund assuming completion of the Reorganization. The total net operating expense ratio of the Institutional Class of the Acquiring Fund after the Reorganization will be lower than the total net operating expense ratio of both Institutional Shares and Investor Shares of the Target Fund as CIC has contractually agreed to limit the Acquiring Fund’s total net operating expense ratio (excluding certain types of expenses described below) for a period of at least three years from the closing date of the Reorganization. The Target Fund expense ratios provided below are based on the audited financials for the Target Fund for the fiscal year ended March 31, 2022. The (pro forma) expense ratios show projected estimated expenses, but actual expenses may be higher or lower than those shown.

Target Fund Institutional Shares/Investor Shares and Acquiring Fund Institutional Class
Shareholder Fees (fees paid directly from your investment)	Target Fund Institutional Shares	Target Fund Investor Shares	Acquiring Fund Institutional Class (pro forma)

Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%	N/A
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	N/A	N/A	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund Institutional Shares	Target Fund Investor Shares	Acquiring Fund Institutional Class (pro forma)

Management Fees	0.90%	0.90%	0.88%
Distribution and Service (Rule 12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.10%(1)	0.40%(1)	0.18%(2)
Total Annual Fund Operating Expenses	1.00%	1.30%	1.06%
Fee Waiver	0.00%	0.00%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	1.30%	0.95%
(1)CIC has entered into an Administrative Services Agreement with the Target Fund to provide, or make arrangements for the provision of, all day-to-day operational services to the Target Fund. Under the Administrative Services Agreement, the Target Fund pays CIC a monthly fee at the following annual rates of the Target Fund’s average daily net assets: 0.10% for the Institutional Shares and 0.40% for the Investor Shares of the Target Fund.
(2)Acquiring Fund Other Expenses have been estimated.
(3)Effective upon closing of the Reorganization, CIC has contractually agreed to waive a portion or all of its management fees and pay Acquiring Fund expenses (excluding Rule 12b-1 fees, shareholder servicing plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the total annual fund operating expenses to 0.95% of average daily net assets of the Acquiring Fund. Fees waived and expenses paid by CIC may be recouped by CIC for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least [ ], 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Trust’s Board of Trustees (the “Acquiring Fund Board”) or CIC.

EXPENSE EXAMPLE

The expense examples below are intended to help you compare the costs of investing in the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in the Acquiring Fund after giving effect to the Reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above. The examples assume you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver for the contractual period above and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Fund (Institutional Shares) Acquiring Fund (Investor Class)	One Year	Three Years	Five Years	Ten Years
	$102	$318	$552	$1,255

Target Fund (Investor Shares) Acquiring Fund (Institutional Class)	One Year	Three Years	Five Years	Ten Years
	$132	$412	$713	$1,568

Combined Pro Forma Acquiring Fund (Institutional Class)	One Year	Three Years	Five Years	Ten Years
	$97	$303	$551	$1,263

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

If the Reorganization is approved, the Acquiring Fund will assume the performance history of the Target Fund. The Acquiring Fund does not have its own performance history because it has not yet commenced operations.

HOW DO THE INVESTMENT ADVISORY, OPERATING EXPENSES AND DISTRIBUTION ARRANGEMENTS FOR THE FUNDS COMPARE?

Investment Advisory Arrangements. CIC serves as the investment adviser for the Target Fund and the Acquiring Fund. CIC is located at 1355 Peachtree Street NE, Suite 1700, Atlanta, GA 30309. CIC is organized as a Georgia Corporation and is controlled by Mr. Thomas E. Quinn, CIC's Chief Financial Officer.

The contractual advisory fees for the Target Fund and the Acquiring Fund are set forth below. The Acquiring Fund has a lower contractual advisory fee than the Target Fund.

Fund	Investment Advisory Fee
Target Fund	0.90%
Acquiring Fund	0.88%

Operating Expenses

Target Fund. CIC receives an advisory fee from the Target Fund at an annual rate equal to 0.90% of the Fund’s average annual daily net assets under the terms of the advisory agreement. In addition, CIC has entered into an Administrative Services Agreement with the Target Fund to provide, or make arrangements for the provision of, all day-to-day operational services to the Target Fund. Under the Administrative Services Agreement between CIC and the Target Trust, on behalf of the Target Fund, CIC receives an operating service fee from the Target Fund at an annual rate equal to 0.40% of the average annual daily net assets of the Target Fund’s Investor Class shares and 0.10% of the average annual daily net assets of the Target Fund’s Institutional Class shares. CIC has contractually agreed to waive its fee and/or reimburse Target Fund expenses to limit the total annual Fund operating expenses

(excluding interest, taxes, brokerage fees and commissions, acquired fund fees and expenses and extraordinary expenses) of the Investor Shares to 1.30% through August 1, 2023 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board. The combination of the advisory fee and the fee under the Administrative Services Agreement results in the following total operating expense for the Target Fund as of March 31, 2022:

Target Fund	Operating Expenses
Institutional Shares	1.00%
Investor Shares	1.30%

Acquiring Fund. The Acquiring Fund will not charge a fee similar to what the Target Fund chargers under its Administrative Services Agreement. Instead, the Acquiring Fund will accrue all expenses incurred connection with the Acquiring Fund's operations. However, pursuant to an operating expenses limitation agreement, CIC has contractually agreed to waive a portion or all of its management fees and pay Acquiring Fund expenses (excluding Rule 12b-1 fees, shareholder servicing plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the total annual fund operating expenses to 0.95% of average daily net assets of the Acquiring Fund. Fees waived and expenses paid by CIC may be recouped by CIC for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least [ ], 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Fund Board or CIC.

Distribution. Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor for the Target Fund and Acquiring Fund.

HOW DO THE BOARDS AND THE FUNDS' OTHER SERVICE PROVIDERS COMPARE?

The Target Trust and the Acquiring Trust have different boards of trustees. In addition, with the exception of the independent registered accounting firm, the Target Fund and Acquiring Fund have different principal service providers. The following table identifies the other principal service providers of the Target Fund and the Acquiring Fund:

SERVICE PROVIDER	TARGET FUND	ACQUIRING FUND
Accounting Services/Administrator	Atlantic Fund Administration, LLC (d/b/a Apex Fund Services)	U.S. Bank Global Fund Services
Transfer Agent	Atlantic Shareholder Services, LLC	U.S. Bank Global Fund Services
Custodian	UMB Bank, N.A.	U.S. Bank, National Association
Independent Registered Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.

HOW DO THE TARGET FUND'S AND ACQUIRING FUND'S PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES COMPARE?

The Target Fund’s and Acquiring Fund’s purchase and redemption procedures are substantively the same. You may purchase or redeem shares of each Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase shares at a Fund’s net asset value per share calculated after a Fund's Transfer Agent receives and accepts your purchase order in proper form.

For Institutional Shares of the Target Fund, the minimum initial investment is $1 million and subsequent investments may be made for as little as $250. For Investor Shares of the Target Fund, the minimum initial investment is $2,000 and subsequent investments may be made for as little as $250. For Institutional Class shares of the Acquiring Fund, the minimum initial investment is $2,000 and subsequent investments may be made for as little as $250 .

HOW DO THE FUNDS' SALES CHARGES AND DISTRIBUTION ARRANGEMENTS COMPARE?

The Target Fund's Institutional Shares and Investor Shares do not charge front-end sales loads, contingent deferred sales charges, Rule 12b-1 fees or shareholder servicing plan fees. The Acquiring Fund's Institutional Class shares also do not charge a front-end sales load, a contingent deferred sales charge, Rule 12b-1 fees or shareholder servicing plan fees.
WILL THERE BE ANY TAX CONSEQUENCES RESULTING FROM THE REORGANIZATION?

The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). This means that, in general, the shareholders of the Target Fund will recognize no gain or loss for U.S. federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund. The Target Fund anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. In addition, the tax basis and holding period of a shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives as a result of the applicable Reorganization. At any time prior to the consummation of the Reorganization, Target Fund shareholders may redeem their Target Fund shares, generally resulting in the recognition of gain or loss to such shareholders for U.S. federal income tax purposes. This Proxy Statement/Prospectus relates only to the U.S. federal income tax consequences of the Reorganization. Shareholders should consult their tax adviser about state, local and foreign tax consequences of the Reorganization, if any.

For more detailed information about the U.S. federal income tax consequences of the Reorganization, please refer to the section below entitled “THE PROPOSED REORGANIZATION – U.S. Federal Income Tax Considerations”.

WILL MY DIVIDENDS BE AFFECTED BY THE REORGANIZATION?

No. Both the Target Fund and the Acquiring Fund generally distribute their net investment income and net capital gains, if any, at least annually. Both the Target Fund and Acquiring Fund typically distribute net capital gains, if any, during the fourth calendar quarter.

WHEN IS THE REORGANIZATION EXPECTED TO OCCUR?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around [...].

HOW DO I CAST MY VOTE?

There are several ways you can vote your shares, including by participating in the Meeting and casting your vote, by mail, by telephone, or via the internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the Proposal, as recommended by the Target Fund Board, and in their best judgment on other matters to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission.

We intend to hold the Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving COVID-19 pandemic. As a result, we may impose additional procedures or limitations on Meeting attendees or may decide to hold the Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website, www.[...].com, and we encourage you to check this website prior to the Meeting if you plan to attend. If it is determined that the Meeting will be held remotely, it is not anticipated that there would be any changes that would limit the ability of investors to ask questions and/or make statements to the same extent as an in-person meeting. Information regarding the remote meeting, including a technical assistance number, will be provided at www.[...].com. We also encourage you to consider your options to vote by internet, telephone, or mail, as discussed in the enclosed proxy card, in advance of the Meeting in the event that in-person attendance at the Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.

WHO WILL PAY FOR THE REORGANIZATION?

CIC will bear the costs associated with the Reorganization, Meeting, and solicitation of proxies as set forth in the Plan which is included as Exhibit C. Neither the Target Fund nor the Acquiring Fund will incur any expenses in connection with the Reorganization.

WHAT IF I DO NOT WISH THE TARGET FUND TO PARTICIPATE IN THE REORGANIZATION?

If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, and if you do not hold shares in a tax-advantaged account, you will generally recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

MAY I REVOKE MY PROXY?

    Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by participating in the virtual Meeting and casting your vote or by submitting a letter of revocation or a later-dated proxy card at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked (i.e., the shareholder may participate in the Meeting and revoke their vote or submit a letter of revocation any time prior to the Meeting, or the shareholder may submit a new vote (in any capacity) to change their vote as only the shareholder’s most recent vote counts).

WHERE CAN I FIND MORE INFORMATION ABOUT THE FUNDS AND THE REORGANIZATION?

For more information with respect to the Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund’s prospectus, which has been made a part of this Proxy Statement/Prospectus by reference: (i) see “Management of the Fund” for more information about the management of the Acquiring Fund; (ii) see “Dividends and Distributions” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Information”, “Tax Consequences” and “Share Class Information and Distribution Arrangements” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to the Target Fund concerning the following topics, please refer to the following sections of the Target Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference: (i) see “Performance” for more information about the performance of the Target Fund; (ii) see “Management” for more information about the management of the Target Fund; (iii) see “Shareholder Information – General Information” for more information about the pricing of shares of the Target Fund; (iv) see “Shareholder Information – Dividend and Tax Information” for more information about tax consequences to shareholders of various transactions in shares of the Target Fund and for more information about the Target Fund’s policy with respect to dividends and distributions; and (v) see “Financial Highlights” for more information about the Target Fund’s financial performance. See also Exhibit C — Financial Highlights.

PROPOSAL: APPROVAL OF THE REORGANIZATION

You are being asked to approve the Reorganization pursuant to the Plan, under which the Target Fund would be reorganized into the Acquiring Fund within the Acquiring Trust. The Plan, with respect to the Target Fund, provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of shares of the Institutional Class of the Acquiring Fund to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following section describes the investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund, and compares other characteristics of the Target Fund and Acquiring Fund. The investment objective and principal investment strategies of the of the Target Fund are substantially similar to the investment objective and principal investment strategies for the Acquiring Fund.

In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

	Target Fund	Acquiring Fund
Form of Organization	A series of the Target Trust, an open-end investment management company organized as a Massachusetts business trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Institutional Shares Investor Shares
Institutional Class

If shareholders of the Target Fund approve the Reorganization, Institutional Shares and Investor Shares of the Target Fund will receive Institutional Class shares of the Acquiring Fund.

Net Assets as of June 30, 2022	$129.7 million	N/A
Investment Advisor and Portfolio Managers	Investment Adviser: CornerCap Investment Counsel, Inc.	Investment Adviser: CornerCap Investment Counsel, Inc.
	Portfolio Managers: Thomas E. Quinn J. Cannon Carr, Jr. Jeffrey P. Moeller	Portfolio Managers: J. Cannon Carr, Jr. Jeffrey P. Moeller Joshua Tucker

Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense ratios for the fiscal year ended March 31, 2022 were: Institutional Shares: 1.00% Investor Shares: 1.30%
CIC has contractually agreed to waive a portion or all of its management fees and pay Acquiring Fund expenses through at least [...] 2025 (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the total annual fund operating expenses to 0.95% of average daily net assets of Institutional Class shares of the Acquiring Fund

Investment Objectives	The Target Fund seeks long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.	Same.
Principal Investment Strategies	To achieve its objective, the Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies having the characteristics described below. CornerCap Investment Counsel, Inc. (the “Adviser”) defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $25 million to $10.2 billion as of June 30, 2022, and is expected to change frequently. The Fund invests primarily in domestic stocks of small-cap companies that the Adviser believes are attractively valued relative to their growth potential, or are undervalued or temporarily out of favor in the market. Generally these equity securities will be publicly traded on a national securities exchange or over-the-counter.
The Fund is actively managed and invests primarily in equity securities listed on a U.S. exchange based on the results of a proprietary, quantitative research system called “Fundametrics®” developed by CornerCap Investment Counsel, Inc. (the “Adviser”). To achieve its objectives, the Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies. The Adviser defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index is expected to change frequently. The Fund may also invest in real estate investment trusts (“REITs”).

The Adviser utilizes Fundametrics®, a proprietary quantitative research system, that guides buying and selling stocks by systematically evaluating candidates in the Fund’s investable universe according to fundamental factors, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as providing a risk overlay derived from fundamental and market characteristics, and diversification to manage risk.
The Adviser uses Fundametrics® to select stocks for the Fund. Fundametrics® evaluates all stocks in the Fund’s investable universe with respect to over 120 fundamental factors. Fundametrics® starts with building an investable universe and ends with an evaluation of every company in the investable universe. The Fundametrics® Alpha Composite (“Alpha Composite”) and the Fundametrics® Financial Warnings Overlay (“Financial Warnings Overlay”) are important components within the Fundametrics® system that help formulate buy and sell decisions.

Fundametrics® groups companies with similar characteristics into custom peer groups. Each peer group is evaluated with respect to over 120 fundamental factors across all major styles (value, growth, growth at a reasonable price, price momentum, quality and risk) to find the optimized risk adjusted mix. Overall, valuation maintains the highest weight and greatest importance, but each peer group can have an independent style representation.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® “Alpha Composite” and “Financial Warnings Overlay”. The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily valuation-focused factors, but also includes certain growth, momentum and other factors with low correlations to value for diversification purposes. The Financial Warnings Overlay is then applied to the Fund’s investable universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential “buy” stocks – those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay – are then evaluated with respect to whether they would improve portfolio diversification. The Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.	Buy and sell decisions are determined by a subset of factors contained within the Alpha Composite and the Financial Warnings Overlay . The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily valuation-focused factors, but also includes certain growth, momentum and other factors with low correlations to value for diversification purposes. The Financial Warnings Overlay is then applied to the Fund’s investable universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. The Fund typically buys stocks that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay and, as a final analysis, improve portfolio diversification. The Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

Stocks that are “attractively valued relative to their growth potential” are stocks of companies that the Adviser believes have strong prospects for growth in the near or long-term and trade at a valuation discount to companies of comparable growth. “Undervalued” stocks are stocks that the Adviser believes, based on its financial and other analysis of the securities, should be valued higher. “Temporarily out of favor” stocks are stocks of companies that the Adviser believes have been devalued by negative sentiment or opinion among market participants, either about the companies, the companies’ industries, the companies’ prospects or similar matters, but that the Adviser believes will not last over the long term based on the Adviser’s financial or other analysis of the securities.	Stocks that are attractively valued relative to their growth potential are stocks of companies that the Adviser believes have strong prospects for growth in the near or long-term and trade at a valuation discount to companies of comparable growth. Undervalued stocks are stocks that the Adviser believes, based on its financial and other analysis of the securities, should be valued higher. Temporarily out of favor stocks are stocks of companies that the Adviser believes have been devalued by negative sentiment or opinion among market participants, either about the companies, the companies’ industries, the companies’ prospects or similar matters, but that the Adviser believes will not last over the long term based on the Adviser’s financial or other analysis of the securities.

The remainder of the portfolio may be invested in short-term U.S. government obligations or cash-equivalent instruments.

The Adviser selects securities from among approximately 1,500 issuers ranked according to several fundamental factors using the Adviser’s proprietary models. Among other fundamental factors, the Fund and the Adviser will emphasize the following three key criteria when choosing equity securities with the potential for long-term capital appreciation:

•price/earnings ratio
•earnings growth rates
•cash flow measurements

The Adviser selects securities from among approximately 1,950 issuers ranked according to fundamental factors using the Adviser’s Alpha Composite. Among other fundamental factors, the Alpha Composite model emphasizes the following three key criteria when choosing equity securities with the potential for excess returns, as the Fund seeks its objective of long-term capital appreciation:

•relative valuation;
•earnings growth rates; and
•cash flow measurements.

The Adviser may also consider other factors such as diversification and risk in determining whether a particular security has the potential for appreciation.

The Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Fund or to raise cash.
The Adviser may also consider other factors such as diversification and risk in determining whether a particular security has the potential for appreciation.

The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

Management and Other Fees	Management Fee. The Target Fund pays a management fee to CIC on a monthly basis at an annualized rate of 0.90% of the Target Fund’s average daily net assets.	Management Fee. The Acquiring Fund pays a management fee to CIC on a monthly basis at an annualized rate of 0.88% of the Acquiring Fund’s average daily net assets.

Operating Expenses Limitation Agreement. CIC has contractually agreed to waive its fee and/or reimburse Target Fund expenses to limit the total annual Fund operating expenses (excluding interest, taxes, brokerage fees and commissions, acquired fund fees and expenses and extraordinary expenses) of the Investor Shares to 1.30% through August 1, 2023 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Target Fund Board.

Operating Expenses Limitation Agreement. CIC has contractually agreed to waive a portion or all of its management fees and pay Acquiring Fund expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the total annual fund operating expenses to 0.95% of average daily net assets of the Acquiring Fund. Fees waived and expenses paid by CIC may be recouped by CIC for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least [ ], 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Acquiring Fund Board or the CIC.

Sales Charges	N/A	N/A
Distribution and Rule 12b-1 Fees	N/A	N/A
Shareholder Servicing Plan Fee	N/A	N/A
1940 Act Diversification	The Target Fund is diversified.	Same.

PORTFOLIO MANAGERS

    The Target Fund's named portfolio managers are Thomas E. Quinn, J. Cannon Carr, Jr. and Jeffrey P. Moeller. The Acquiring Fund's named portfolio managers include J. Cannon Carr, Jr. and Jeffrey P. Moeller, each of whom is also a named portfolio manager for the Target Fund. In addition, Joshua Tucker is a named portfolio manager for the Acquiring Fund. Information about each portfolio manager is provided below.

Thomas E. Quinn is Chief Financial Officer of CIC and has been with the firm since co-founding it in 1989. Mr. Quinn has worked in investment management and financial analysis since 1979. He is a Chartered Financial Analyst Charterholder and a Certified Public Accountant. His graduate degrees include an MBA from the University of North Carolina at Greensboro and an MS in Operations Research from Ohio University. Mr. Quinn has managed the Target Fund since 1992

J. Cannon Carr, Jr. is Chief Investment Officer of CIC and has been with the firm since 2007. He leads CIC's investment committee, which oversees management of the investment research and products, including the Target Fund and Acquiring Fund. Prior to 2007, Mr. Carr was a Senior Equity Analyst on Wall Street for ten years. Mr. Carr has managed the Target Fund since 2013 and the Acquiring Fund since inception in [...].

Jeffery P. Moeller, Director of Research and portfolio manager with CIC, has been with CIC since 2000, and his duties have included development of Fundametrics® research platform, portfolio management, and investment research. Mr. Moeller is a CFA Charterholder. Mr. Moeller has managed the Target Fund since 2005 and the Acquiring Fund since inception in [...].

Joshua Tucker, research analyst with CIC, has been with CIC since 2013 and his duties include development of Fundametrics® research platform and investment research. Mr. Tucker is a CFA Charterholder. Mr. Tucker has managed the Acquiring Fund since inception in [...].

The Target and Acquiring Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Acquiring Fund and the Target Fund are discussed below. Although the Funds may present their risks differently, there is significant overlap between the principal risks of the Acquiring Fund and the principal risks of the Target Fund, because the principal investment strategies of the Funds are substantially similar.

Target Fund	Acquiring Fund
Business and Company Risk: A Fund’s investments in certain industries or companies in an industry may underperform other industries or companies, and may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments. Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within the industry. For example, many industries and companies rely heavily on one type of technology. If this technology becomes outdated, or ceases to be cost effective, industries and companies that rely on the technology may become unprofitable while companies outside the industry may not be affected at all.
same

Equity Security Risk: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions (including changes in interest rates) or even perceptions in the marketplace about the issuing company or economic trends. Additionally, common stock is the last class of security to be paid in the event of bankruptcy.
same

Financial Sector Concentration Risk: At times the Small-Cap Value Fund is concentrated in securities of companies principally engaged in the banking or financial services sectors. As a result, the Small-Cap Value Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments, competition, and economic developments in, or related to, the banking and financial services industries. Companies in these industries are subject to risks from increased competition within the sector, changes in legislation or government regulations affecting the banking and financial services industries, and economic downturns. During times of such concentration, adverse changes in any of these areas may adversely and disproportionately affect the value of the Small-Cap Value Fund.

Financial Sector Concentration Risk: At times the Small-Cap Value Fund will be concentrated in securities of companies principally engaged in the banking or financial services sectors. As a result, the Small-Cap Value Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments, competition, and economic developments in, or related to, the banking and financial services industries. Companies in these industries are subject to risks from increased competition within the sector, changes in legislation or government regulations affecting the banking and financial services industries, and economic downturns. During times of such concentration, adverse changes in any of these areas may adversely and disproportionately affect the value of the Small-Cap Value Fund.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause a Fund to underperform other mutual funds with similar investment objectives. Investments selected by the Adviser for a Fund may not perform to the market’s or the Adviser’s expectations. A Fund’s performance may deviate from overall market returns to a greater degree than funds that did not employ a similar strategy.
same

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions. Regardless of any one company’s particular prospects, a declining stock market may produce a decline in stock prices for all companies. Stock market declines may continue for an indefinite period of time, and investors should understand that, from time to time, during temporary or extended bear markets, the value of a Fund may decline.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.

Portfolio Turnover Risk: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Portfolio Turnover Risk: As a result of its trading strategies, the Fund may have a higher portfolio turnover rate than other funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses, which may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.

Real Estate Investment Trusts (“REITs”) Risk: REITs are companies that invest in real estate or interests therein. REITS’ stock is generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.
same

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry and may cause the value of a Fund to decline to the extent it is invested in affected industries or companies. When an industry is subject to new or changing regulations, some companies will make a successful transition into and prosper under different regulatory requirements and other companies may have difficulty transitioning, which could negatively impact their performance and value.
same

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.
same

Small-Cap Company Risk: Stocks of small-cap companies may have more risks than larger companies. In general, small-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. Further, there is typically a smaller market for the securities of a small-cap company than for the securities of a large company. Due to these and other factors, small-cap securities may be more susceptible to market downturns, and their stock prices may be more volatile.

Small-Capitalization Companies Risk: Small-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Undervalued Stocks Risk: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then a Fund will suffer losses. These investments may be volatile and highly speculative. Investors should be able to bear the potential of incurring substantial losses.

Value Investing Risk: The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. The Fund may suffer losses if stocks the Adviser believes are undervalued and/or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

no corresponding risk
Recent Market Events Risk: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which COVID-19 may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of COVID-19 and the actions taken by authorities and other entities to contain COVID-19 or treat its impact.

no corresponding risk
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The 1940 Act requires registered investment companies, such as the Target Fund and Acquiring Fund, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. Non-fundamental policies may be changed by a Fund’s Board of Trustees without shareholder approval. In some instances the Target Fund's policy and the corresponding Acquiring Fund's policy are worded differently, however there are no material differences between them where this occurs. In addition, the Target Fund has several fundamental investment policies for which there is no corresponding policy for the Acquiring Fund; however, such differences are not expected to result in material differences in how the Acquiring Fund's portfolio is managed versus the Target Fund, except that the Acquiring Fund is permitted to invest in other investment companies, including money market funds, for cash management purposes.

Fundamental Investment Policies
Target Fund	Acquiring Fund
With respect to 75% of its total assets, the Target Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. Additionally, the Target Fund will limit the aggregate value of holdings of a single issuer to a maximum of 25% of the Fund’s total assets.[1]
With respect to 75% of its total assets, the Acquiring Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Acquiring Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.
The Target Fund will not purchase securities on margin (but the Target Fund may obtain such short-term credits as may be necessary for the clearance of transactions).	No corresponding policy.

The Target Fund will not issue senior securities, borrow money or pledge its assets[2] except as permitted by the 1940 Act (e.g., the Target Fund may not issue a senior security except as permitted under Section 18(f) of the 1940 Act, which permits the Target Fund to, among other things, borrow money from a bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all of the Target Fund’s borrowings).[3]
The Acquiring Fund may not issue senior securities, borrow money or pledge their assets, except that (i) the Acquiring Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Acquiring Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.
The Target Fund will not purchase any security if as a result the Target Fund would then have 5% or more of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old.	No corresponding policy.
The Target Fund will not invest in securities of any issuer if, to the knowledge of the Target Fund, any officer or Trustee of the Target Fund or officer or director of CIC owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Trustees, officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.	No corresponding policy.
The Target Fund will not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.	The Acquiring Fund may not underwrite the securities of other issuers (except that the Acquiring Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act).
The Target Fund will not make investments for the purpose of exercising control or management.	No corresponding policy.
The Target Fund will not participate on a joint, or joint and several, basis in any trading account in securities.	No corresponding policy.
The Target Fund will not invest in securities of other registered investment companies.[4]	No corresponding policy.
The Target Fund will not invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs.	No corresponding policy.
The Target Fund will not make loans, except through repurchase agreements.	The Acquiring Fund may not make personal loans of money or loans of its assets to persons who control or are under common control with the Acquiring Fund (except that the Acquiring Fund may lend its portfolio securities, enter into repurchase agreements, purchase debt securities consistent with the investment policies of the Acquiring Fund, and invest in loans, including assignments and participation interests).

The Target Fund will not purchase warrants if as a result the Target Fund would then have 5% or more of its total net assets (taken at the lower of cost or current value) invested in warrants, or if 2% or more of the value of the Target Fund’s total net assets would be invested in warrants which are not listed on the New York or American Stock Exchanges, except for warrants included in units or attached to other securities.	No corresponding policy.
The Target Fund will not buy or sell commodities or commodity contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. It may buy or sell futures contracts or options thereon for hedging purposes as described in the Target Fund’s prospectus.
The Acquiring Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Acquiring Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).

The Acquiring Fund may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Acquiring Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

The Target Fund will not invest more than 25% of the value of its total assets in any one industry or group of related industries.[5]
The Acquiring Fund may not invest in the securities of any one industry or group of related industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of related industries; except that, the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements with respect thereto.

1 The Target Fund’s concentration policy does not apply to “U.S. Government securities and cash items,” as such terms are used in section 3 of the 1940 Act, because they are not considered to be in any industry.

2 “Pledging” of assets involves the offering of assets of the Target Fund as collateral for a loan.

3 In general, the limits of Section 18(f) of the 1940 Act restrict an investment company to borrowing no more than an amount equal to 33 1/3% of its assets at any time, subject to an exception under Section 18(g) of the 1940 Act for loans for temporary purposes only (to be repaid in 60 days and not extended or renewed) and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made.

4 Currently, Section 12 prohibits a mutual fund, subject to certain exceptions, from acquiring securities of other investment companies if, as a result of such acquisition, (a) such mutual fund owns more than 3% of the total voting stock of the company; (b) securities issued by any one investment company represent more than 5% of the total assets of such mutual fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of such mutual fund.

5 With respect to the above fundamental investment restriction regarding concentration, (i) securities of the U.S. government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry (although the Target Fund will consider a registered investment company’s underlying securities in applying its concentration policy), (ii) if the Target Fund invests in a revenue bond tied to a particular industry, the Target Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied, and (iii) in the case of loan participations where the Target Fund is not in a direct debtor/creditor relationship with the borrower, both the financial intermediary and the ultimate borrower are considered issuers.

COMPARISON OF SHAREHOLDER RIGHTS

The Target Fund is a series of the Target Trust, a Massachusetts business trust, and the Acquiring Fund is a series of the Acquiring Trust, a Delaware statutory trust. The Target Fund is governed by a Declaration of Trust dated January 6, 1986, as amended from time to time (“Target Fund Declaration”), its bylaws and Massachusetts law.  The Acquiring Fund is governed by an Amended and Restated Agreement and Declaration of Trust dated November 16, 2016 (“Acquiring Fund Declaration”), its bylaws and Delaware law. The governing instruments are not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about the Target Fund’s and Acquiring Fund’s governing instruments is provided below.

SHARES. The trustees of the Target Fund and the Acquiring Fund each have the power to issue shares without shareholder approval. The governing instruments of the Target Fund and the Acquiring Fund indicate that the amount of shares that the Target Fund and the Acquiring Fund each may issue is unlimited. Shares of the Target Fund and the Acquiring Fund have no preemptive rights.

SHAREHOLDER MEETINGS. Neither the Target Fund nor the Acquiring Fund are required to hold annual meetings of shareholders. Shareholder meetings may be called by the board of trustees or certain officers of either the Target Fund or Acquiring Fund. A meeting shall be called by the Secretary of the Target Fund upon receipt of a request in writing signed by shareholders holding not less than one-third in amount of the entire number of shares issued and outstanding and entitled to vote. Shareholders of the Acquiring Fund are not entitled to call shareholder meetings, except as required by the 1940 Act.

VOTING RIGHTS. The 1940 Act provides that shareholders of the Target Fund and the Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The governing instruments of the Target Fund and the Acquiring Fund provide that shareholders have the right to vote (a) for the election and removal of trustees to the extent required by law, including filling any vacancies on a Board, at a meeting called for that purpose by the Board, or, to the extent provided by the 1940 Act, the shareholders; (b) to approve additional matters as may be required by law, the governing instruments, or any registration statement filed with the SEC or any state, or (c) on such other matters as the trustees may consider necessary or desirable. Shareholders of the Target Fund also have power to vote (i) with respect to the amendment of the Target Fund Declaration; and (ii) to the same extent as the shareholders of a Massachusetts business corporation, as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Target Trust or its shareholders.

The governing instruments of the Target Fund and the Acquiring Fund further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Fund will vote separately on matters relating solely to it. Shareholders of the Target Fund are not entitled to cumulative voting. Shareholders of the Acquiring Fund are not entitled to cumulative voting with respect to the election of trustees.

QUORUM AND VOTING. The governing instruments of the Target Fund and Acquiring Fund provide that, except as otherwise required by the 1940 Act or other applicable law, thirty-three and one-third percent (33 and 1/3%) of the shares present or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except if a plurality vote is necessary for the election of trustees. If the 1940 Act requires approval of a majority of the outstanding voting securities, then the vote required by the 1940 Act is the lesser of: (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Fund and the Acquiring Fund do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Fund or Acquiring Fund, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Fund and the Target Fund, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Fund and the Acquiring Fund are limited to only those matters, including the nomination and election of trustees, which are properly brought before the meeting. These requirements are intended to provide the Target Fund Board or the Acquiring Fund Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

DERIVATIVE ACTIONS. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction. The governing instruments of the Acquiring Fund additionally provide that:

•shareholders owning at least 10% of the Acquiring Fund must join in bringing a derivative action;
•a shareholder of the Acquiring Fund may only bring a derivative action if the following conditions are met: (i) the shareholder must make a pre-suit demand upon the Acquiring Fund’s Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Acquiring Trust or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Acquiring Trust; and (ii) unless a demand is not required under clause (i) of this paragraph, the Acquiring Fund’s Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholder making such request to reimburse the Acquiring Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

The Acquiring Fund’s Trustees may designate a committee of two or more Trustees to consider a shareholder demand if necessary to create a committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue.

Massachusetts has what is commonly referred to as a “universal demand statute,” which requires that a shareholder make a written demand on the board, requesting the board members to bring an action, before the shareholder is entitled to bring or maintain a court action or claim on behalf of the entity. The governing instruments of the Target Fund do not establish additional requirements for a shareholder to bring a derivative action.

For the avoidance of doubt, the limitations stated herein regarding the ability of Acquiring Fund's shareholders to bring a derivative action do not apply to claims brought under the federal securities laws.

AMENDMENT OF GOVERNING INSTRUMENTS. The shareholders of the Target Fund have power to vote with respect to the amendment of the Target Fund Declaration. Except as otherwise required by applicable law, the Acquiring Fund Board generally has the right to amend the governing instruments without shareholder approval. Shareholder approval is required for an amendment to the Acquiring Fund Declaration that would affect the shareholders’ right to vote.

The bylaws of the Target Fund may be amended, and/or restated at any time, without shareholder approval, except that any such alteration, amendment, addition or repeal of the bylaws by actions of the Target Fund Board may be altered or repealed by the Target Fund shareholders. The bylaws of the Acquiring Fund may be amended, and/or restated at any time, without shareholder approval.

LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Fund and the Acquiring Fund generally provide that shareholders will not be subject to personal liability for the obligations of a Fund, and provide for indemnification if any shareholder is personally held liable for the obligations of a Fund.

THE PROPOSED REORGANIZATION

TARGET FUND BOARD CONSIDERATIONS IN APPROVING THE REORGANIZATION

The Target Fund Board considered the Reorganization at a meeting held on August 1, 2022. On August 1, 2022, the Target Fund Board, including a majority of the Trustees who are not “interested persons” of the Target Trust as that term is defined in the 1940 Act (“Independent Trustees”), approved the Reorganization and the Plan. In approving the Reorganization, the Target Fund Board determined that: (i) participation in the Reorganization is in the best interest of the Target Fund and its shareholders; and (ii) the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization.

In making these determinations, the Target Fund Board noted that it had reviewed and considered information provided to them to assist them in evaluating the Reorganization, such as information relating to: the terms of the Plan; the Acquiring Fund’s investment objective, investment strategy and risks; the Acquiring Fund’s fee structure, as compared to the Target Fund’s fee structure; the fact that the Acquiring Fund’s investment adviser also serves as investment adviser to the Target Fund; the U.S. federal income tax consequences of the Reorganization; the costs anticipated to be incurred in connection with the Reorganization and the fact that the Adviser would be responsible for paying all such costs; and the recommendation of the Adviser, among other relevant information. In addition, the Independent Trustees were advised by independent legal counsel in their considerations of the Plan and the Reorganization.

It was noted that the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Plan. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety. The following were some of the factors considered by the Target Fund Board in making their determination:

•the terms of the Reorganization, including that the Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and its shareholders are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization;
•the investment objective of the Target Fund is the same as the investment objective of the Acquiring Fund, and the investment strategy and policies of the Target Fund are substantially similar to the investment strategy and policies of the Acquiring Fund, except with respect to the fact that the Acquiring Fund may invest in other investment companies, including money market funds for cash management purposes;
•two of the three named portfolio managers for the Target Fund are named portfolio managers of the Acquiring Fund, providing continuity of management;
•the current management fee rate for the Acquiring Fund is less than the management fee of the Target Fund;
•the Adviser has agreed to limit the operating expenses of the Acquiring Fund at a level that is lower than the current expense ratio, after waivers, for the Target Fund for a period of three years following the closing of the Reorganization;
•the reasonableness of the terms and conditions in the Plan;
•the Adviser, not the Target Fund or the Acquiring Fund, will pay all costs associated with the Reorganization;
•that no sales loads, commissions or other transactional fees would be imposed on the Target Fund’s shareholders in connection with the Reorganization;
•the satisfactory experience and background of the Acquiring Trust’s independent trustees; and
•that shareholders of the Target Fund who do not wish to become shareholders of the Acquiring Fund may redeem their Target Fund shares before the Reorganization.

Based on all of the foregoing, the Target Fund Board concluded that the Target Fund’s participation in the proposed Reorganization would be in the best interests of the Target Fund and would not dilute the interests of the Target Fund’s existing shareholders. The Target Fund Board unanimously determined to recommend that shareholders of the Target Fund approve the Plan for reorganization of the Target Fund.

SUMMARY OF AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which the Reorganization is expected to be consummated are set forth in the Plan, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus. Significant provisions of the Plan are summarized below.

The Acquiring Fund has been newly established by the Acquiring Trust solely for the purpose of effecting the Reorganization and currently has no assets. With respect to the Reorganization, if shareholders of the Target Fund approve the Plan and other closing conditions are satisfied or waived, all of the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the

Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of Institutional Class shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund attributable to the class or classes held by the holders of record of the Target Fund shares, all determined and adjusted as provided in the Plan. Shareholders of both the Institutional Shares and Investor Shares of the Target Fund will receive Institutional Class shares of the Acquiring Fund. The value of your account with the Acquiring Fund immediately after the Reorganization is expected to be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The Target Trust and Acquiring Trust will be required to make representations and warranties that are customary in reorganizations. If shareholders approve the Reorganization and if all of the closing conditions set forth in the Plan are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around [...] (the “Closing Date”), immediately following the closing of regular trading on the NYSE on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

The obligations of the Acquiring Trust and the Target Trust are subject to the following conditions, among others:

•the Acquiring Fund's Registration Statement on Form N-14 under the 1933 Act shall be on file with the SEC and shall be effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•the shareholders of the Target Fund shall have approved the Plan;

•the Acquiring Fund and Target Fund shall have each delivered an officer’s certificate certifying that all representations, covenants and warranties of or with respect to the Fund made in the Plan are true and correct in all material respects at and as of the effective date of the Plan, except as they may be affected by the transactions contemplated by the Plan; and
•The Target Fund and Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Code, as described in more detail in “U.S. Federal Income Tax Considerations” below.

If shareholders of the Target Fund do not approve the Proposal within the anticipated timeline, management expects that the shareholder meeting would be adjourned to give more time to solicit shareholder votes in favor of the Proposal. If the Target Fund does not receive shareholder approval of the Reorganization it will continue to operate under its current structure, and the Target Fund Board will consider other possible courses of action. The Plan may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Plan may be amended or modified in a writing signed by the parties to the Plan.

COSTS OF REORGANIZATION

The Reorganization costs, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Fund all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be borne by CIC. Neither the Target Fund nor the Acquiring Fund will bear any costs related to the Reorganization. The costs related to the Reorganization include, but are not limited to, costs associated with preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the Prospectus/Proxy Statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholder meetings.

U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in tax-advantaged accounts.

The Reorganization is intended to qualify as a “reorganization” under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:

•The acquisition by the Acquiring Fund of all of the assets of the Target Fund in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
•No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
•No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund pursuant to Section 1032(a) of the Code.
•No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.

•The tax basis of each asset of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such asset to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.
•The holding period of each asset of the Target Fund received by the Acquiring Fund will include the periods during which such asset was held by the Target Fund pursuant to Section 1223(2) of the Code.
•No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.
•The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
•The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the shareholder’s holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.

The opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young LLP will rely in rendering its opinion and will also be based on customary assumptions. It is possible that the IRS or a court could disagree with Stradley Ronon Stevens & Young LLP’s opinion, which therefore cannot be free from doubt. A copy of the opinion will be filed with the SEC and will be available for public inspection. Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganization.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives in the exchange.

The tax attributes, including capital loss carryovers, if any, as of the date of closing of a Reorganization, of the Target Fund move to the Acquiring Fund in the Reorganization and any such capital loss carryovers would be available to offset future gains recognized by the Acquiring Fund, subject to limitations under the Code. If, as is anticipated, at the time of the Closing of the Reorganization, the Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Target Fund as a result of the Reorganization. Thus, the Reorganization is not expected to result in any limitation on the use by the Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital loss carryovers of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of purchases or redemptions of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences as well as the state, local and foreign consequences to you, if any, of a Reorganization in light of your particular circumstances.

ACCOUNTING SURVIVORSHIP

The Target Fund will be considered to be the accounting survivor of the Reorganization, meaning that the Acquiring Fund will assume the financial and performance history of the Target Fund.

TARGET FUND BOARD RECOMMENDATION

The Target Fund Board unanimously recommends that shareholders of the Target Fund approve the proposed Reorganization pursuant to the Plan.

VOTING INFORMATION

PROXY STATEMENT/PROSPECTUS

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Fund Board is soliciting your proxy to vote on the Proposal at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by participating in the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about [...] to all shareholders entitled to vote.

Shareholders may attend the Meeting. The Meeting will begin promptly on [November 4] at 1:00 p.m. Eastern time. Only Target Fund shareholders will be able to participate in the Meeting.

We intend to hold the Meeting in person. However, we are sensitive to the public health and travel concerns our shareholders may have and recommendations that public health officials may issue in light of the evolving COVID-19 pandemic. As a result, we may impose additional procedures or limitations on Meeting attendees or may decide to hold the Meeting in a different location or solely by means of remote communication. We plan to announce any such updates on our proxy website, www.[...].com, and we encourage you to check this website prior to the Meeting if you plan to attend. If it is determined that the Meeting will be held remotely, it is not anticipated that there would be any changes that would limit the ability of investors to ask questions and/or make statements to the same extent as an in-person meeting. Information regarding the remote meeting, including a technical assistance number, will be provided at www.[...].com. We also encourage you to consider your options to vote by internet, telephone, or mail, as discussed in the enclosed proxy card, in advance of the Meeting in the event that in-person attendance at the Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.

Shareholders of record of the Target Fund as of the close of business on the Record Date of [August 31], 2022 are entitled to vote at the Meeting. The number of outstanding shares of the Target Fund on the Record Date were [...] Institutional Share shares and [...] Investor Share shares. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Trust in writing at the address set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder participates in the Meeting, the shareholder may withdraw the proxy and vote at the Meeting. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Proposal.

QUORUM REQUIREMENT AND ADJOURNMENT

A “Quorum” is the minimum number of shares that must be present in order to conduct the Meeting. A Quorum means one-third (33 1/3%) of the shares of the Target Fund that are entitled to vote at the Meeting, present at the Meeting or represented by proxy.

If sufficient votes to approve the Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned to permit further solicitations of proxies. The persons named as proxies on the enclosed proxy cards will vote their proxies in their discretion on questions of adjournment and any other items (other than the Proposal) that properly come before the Meeting. A majority of the votes cast by shareholders of the Target Fund present or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting.

Because the Proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the Proposal is non-discretionary, the Target Fund does not expect to receive broker non-votes.

Abstentions and broker non-votes will be counted for purposes of determining whether a quorum is present at the Meeting. Abstentions and broker non-votes will have the same effect as a vote “AGAINST” the Proposal because an absolute percentage of affirmative votes is required to approve the Proposal.

Broker non-votes are proxies from brokers or nominees that indicate that they have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary authority to vote, such as the Proposal.

VOTE NECESSARY TO APPROVE THE PROPOSAL

The Proposal must be approved by a 1940 Act Majority vote of the outstanding voting securities of the Target Fund. A “1940 Act Majority” of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

PROXY SOLICITATION

In addition to solicitations by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Target Fund will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.

In addition to solicitations by mail, officers and employees of the Target Fund, CIC and their affiliates may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Fund expects that any solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, you may receive a telephone call from a representative of the Target Fund if your votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Target Fund’s representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Target Fund’s representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information elicited matches the information previously provided to the Target Fund, then the Target Fund’s representative has the responsibility to explain the voting process, read the Proposal listed on the proxy card, and ask for the shareholder’s instructions on the Proposal. Although the Target Fund’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Target Fund’s representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Target Fund immediately if his or her instructions are not correctly reflected in the confirmation.

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND TRUSTEES

A list of the name, address, and percent ownership of each person who, as of [...], to the knowledge of the Target Fund, owned 5% or more of the outstanding shares of the Target Fund can be found at Exhibit A.

To the best of the knowledge of the Target Trust, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of the shares of the Target Fund as of [...].

OTHER MATTERS

CAPITALIZATION

The following table shows the capitalization of the Target Fund as of July 31, 2022 and of the Acquiring Fund on a pro forma combined basis (unaudited) as of the same date, giving effect to the proposed Reorganization. The following is an example of the number of shares of the Acquiring Fund that would have been exchanged for the shares of the Target Fund if the Reorganization had been consummated on July 31, 2022, and does not necessarily reflect the number of shares or value of shares that will actually be received if the Reorganization occurs on the Closing Date. The capitalizations of the Target Fund and the Acquiring Fund are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

(unaudited)	Target Fund(1)	Acquiring Fund (pro forma)(1)
Aggregate Net Assets

Institutional Shares
Shares Outstanding	4,434,485.00	N/A
Net Asset Value Per Share	$14.45	N/A
Net Assets	$64,067,604.05	N/A

Investor Shares
Shares Outstanding	5,323,148.00	N/A
Net Asset Value Per Share	$14.39	N/A
Net Assets	$76,621,577.68	N/A

Institutional Class
Shares Outstanding	N/A	9,736,275.55
Net Asset Value Per Share	N/A	$14.45
Net Assets	N/A	$140,689,181.73
(1)Reflects the conversion of Target Fund Shares for Acquiring Fund Shares as a result of the Reorganization.

DISSENTERS' RIGHTS

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares. After the Reorganization, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

SHAREHOLDER PROPOSALS

The governing instruments of the Target Trust do not require that the Target Fund hold annual meetings of shareholders. The Target Fund is, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Target Fund. The Target Trust also would be required to hold a shareholder meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Target Trust’s governing instruments generally provide that a shareholder meeting shall be called upon written request of the holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting.

Shareholders of the Target Fund wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting must send their written proposal to the Target Trust a reasonable time before the Target Fund Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the next proxy statement. The persons named as proxies in future proxy materials of the Target Fund may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Target Fund within a reasonable period of time before the Target Fund’s Board’s solicitation relating to that meeting is made. Written proposals with regard to the Target Fund should be sent to the Secretary of the Target Trust, at the address of the Target Fund given above. If the proposed Reorganization is approved and completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the shareholder proposal requirements of the Acquiring Fund.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Stradley Ronon Stevens & Young LLP.

AUDITORS

The financial statements of the Target Fund for the year ended March 31, 2022, contained in the Target Fund’s Annual Report to Shareholders, has been audited by Cohen & Company, Ltd., an independent registered public accounting firm. Cohen & Company Ltd. also serves as the independent registered public accounting firm for the Acquiring Fund.

EXHIBIT A

OWNERSHIP OF THE TARGET FUND

SIGNIFICANT HOLDERS

The following tables show, as of [...], the accounts of the Target Fund that own of record 5% or more of a class of the Target Fund. The Target Trust has no information regarding the beneficial ownership of Target Fund shares through accounts with financial intermediaries.

Institutional Shares:

Name and Address	% Ownership	Type of Ownership(1)

Investor Shares:

Name and Address	% Ownership	Type of Ownership(1)

(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

A-1

Exhibit B

Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (“AGREEMENT”) is made this [ ] day of [ ], 2022 by and among: (i) CornerCap Group of Funds, an open-end registered investment company (“TARGET ENTITY”), on behalf of its series portfolio, the CornerCap Small Cap Value Fund (the “TARGET FUND”); (ii) Managed Portfolio Series, an open-end registered investment company (“ACQUIRING ENTITY”), on behalf of its series portfolio, the CornerCap Small Cap Value Fund (the “ACQUIRING FUND,” and the Target Fund and the Acquiring Fund, each a “FUND”); and (iii) solely for the purposes of Sections 1.1(f), 1.1(g), 5.1(p), 9.2, 9.3, 11.1 and 11.2 of this Agreement, CornerCap Investment Counsel, Inc. (“CORNERCAP”), investment adviser of the Target Fund and Acquiring Fund. Other than the Target Fund and the Acquiring Fund, no other series of either the Target Entity or the Acquiring Entity are parties to this Agreement.

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end investment company of the management type registered with the Securities and Exchange Commission (the “COMMISSION”); and

WHEREAS, the parties hereto intend for the Acquiring Entity, on behalf of the Acquiring Fund, and the Target Entity, on behalf of the Target Fund (identified in the table provided in Schedule 1.1 of this Agreement), to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire all of the assets, property, and goodwill of the Target Fund in exchange solely for (A) Institutional Class shares of the Acquiring Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund in redemption of all outstanding shares of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “REORGANIZATION”); and

WHEREAS, the Acquiring Fund is, and will immediately prior to the Closing (defined in Section 3.1) be, a shell series, without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Target Fund; and

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g); and

WHEREAS, the parties hereto intend that the Reorganization contemplated by this Agreement constitutes a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “CODE”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.DESCRIPTION OF THE REORGANIZATION

1.1 Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Effective Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume all of the Liabilities of the Target Fund, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional Institutional Class shares of the Acquiring Fund determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Effective Date (collectively, “ASSETS”).

(c) The Target Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its prospectus, to discharge all of its liabilities and obligations prior to the Effective Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Effective Date (collectively, “LIABILITIES”).

(d) As soon as reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“TARGET FUND SHAREHOLDERS”) the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) pro rata, and the Target Fund will as promptly as reasonably practicable thereafter completely liquidate and dissolve. Each Target Fund Shareholder will receive the number of full and fractional Institutional Class shares of the Acquiring Fund corresponding to the shares of the Target Fund held by such Target Fund Shareholder that has an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund held of record by such Target Fund Shareholder at the Closing. Such distribution and liquidation will be accomplished, with respect to the Target Fund’s shares, by the transfer of the Acquiring Fund shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders, representing the respective number of Acquiring Fund shares due to such Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on the Acquiring Fund’s books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) All books and records of the Target Fund maintained by the Target Fund or by CornerCap, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations promulgated thereunder, shall be given to the Acquiring Fund on the Effective Date (as defined below) by the Target Fund or by CornerCap as the case may be, and CornerCap shall cause copies of all such books and records maintained by the Target Fund’s administrator, custodian, distributor, or fund accountant to be turned over to the Acquiring Fund or its agents as soon as practicable following the Effective Date.

(g) To the extent applicable, CornerCap and the Acquiring Entity will use all commercially reasonable efforts to ensure that the Reorganization will comply with the safe harbor provisions of Section 15(f) of the 1940 Act. In particular, CornerCap and the Acquiring Entity will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing Date, at least 75 percent of the members of the Acquiring Entity’s Board are not interested persons (as defined in Section 2(a)(19) of the 1940 Act) of CornerCap; and for a period of at least two (2) years after the Closing Date, no undue burden is imposed on the Acquiring Fund or its shareholders.

2.VALUATION

2.1 With respect to the Reorganization:

(a) The net value of the Target Fund’s Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities, in each case using the valuation procedures established by the Target Entity’s Board of Trustees, or such other valuation procedures as may be mutually agreed upon by the parties (“VALUATION PROCEDURES”).

(b) The number of shares of each class (as applicable) issued by the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Assets shall equal the number of shares of each corresponding class of the Target Fund outstanding as of the Valuation Time.

(c) The net asset value per share of Institutional Class shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value of the Target Fund computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using Valuation Procedures, divided by the number of shares of that class issued by the Acquiring Fund;

(d) All computations of value shall be made by the Target Fund’s administrator using the Valuation Procedures and shall be subject to review by the Acquiring Fund’s administrator and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

(e) “VALUATION TIME” shall mean immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date.

(f) “VALUATION DATE” shall mean the same business day as the Effective Date.

3.CLOSING AND EFFECTIVE DATE

3.1 The Reorganization shall close on or around [ ], 2023, or such other date as the parties may agree (the “EFFECTIVE DATE”). All acts taking place at the closing of a Reorganization

(“CLOSING”) shall be deemed to take place simultaneously as of immediately following the closing of regular trading on the NYSE on the Effective Date unless otherwise agreed to by the parties (the “CLOSING TIME”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2 With respect to the Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Effective Date to the Acquiring Fund’s custodian (the “ACQUIRING CUSTODIAN”) for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “TARGET CUSTODIAN”) to deliver to the Acquiring Custodian as of the Effective Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Effective Date. If the Target Fund is unable to make such delivery on the Effective Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Effective Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Effective Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that, except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund at the Closing Time on the Effective Date.

(c) At such time prior to the Effective Date as the parties mutually agree, the Target Fund shall provide: (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Effective Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

(d) The Target Entity shall direct the transfer agent for the Target Fund (the “TARGET TRANSFER AGENT”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class (as applicable) owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Effective Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, assumption of liabilities, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Effective Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “EXCHANGE”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Effective Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.REPRESENTATIONS AND WARRANTIES

4.1 Target Entity, on behalf of itself or, where applicable, the Target Fund, represents and warrants to the Acquiring Entity and the Acquiring Fund as follows:

(a) The Target Fund is a duly established separate series of the Target Entity, which is a business trust duly formed, validly existing, and in good standing under the laws of the State of Massachusetts with power under its Declaration of Trust and By-Laws, to own all of its Assets, to carry on its business as it is now being conducted and, subject to approval by the Target Fund’s shareholders, to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Fund under the Securities Act of 1933, as amended (“1933 ACT”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority under U.S. federal law or Massachusetts law or the Financial Industry Regulatory Authority (“FINRA”) is required to be obtained for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Effective Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 ACT”), the 1940 Act and Massachusetts securities laws;

(d) The current prospectus and statement of additional information of the Target Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Effective Date have good title to the respective Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the Acquiring Fund, the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

(g) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity’s Declaration of Trust and By-Laws or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity, on behalf of the Target Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any material agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Entity, on behalf of the Target Fund, is a party or by which it is bound;

(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Entity’s or the Target Fund’s knowledge, threatened against the Target Entity, with respect to the Target Fund, that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigations, and neither the Target Entity nor the Target Fund are a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “PROSPECTUS” and “STATEMENT OF ADDITIONAL INFORMATION”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Fund, the redemption of Target Fund shares held by shareholders of the Target Fund, distributions of the Target Fund’s net investment income and/or net recognized gains, or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(k) On the Effective Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and were (at the time filed), are or will be true, correct and complete in all material respects, and all Taxes (as defined below) of the Target Fund shown as due to any government authority on any such Return shall have been paid or provision shall have been made for the payment thereof. To the knowledge of the Target Fund, no such Return is currently under audit by any federal, state, local or foreign Tax authority. No waivers of the time within which a Tax authority may assess such Taxes are outstanding, nor are any written requests for such waivers pending. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, dividend reporting forms, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l) The Target Fund is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code and has filed an election to be a regulated investment company under the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Effective Date and, assuming the accuracy of Section 4.2(i) hereof, intends to satisfy any applicable requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Effective Date. For each taxable year since inception (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund has not had at any time since its inception (and will not have as of the Effective Date) any material tax liability under Sections 852 or 4982 of the Code for any period ended before the Effective Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(m) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on [ ], 2022, and will not change its taxable year end prior to the Effective Date, without the consent of the Acquiring Entity, whose consent will not be unreasonably withheld;

(n) All issued and outstanding shares of the Target Fund are, and on the Effective Date will be, validly issued, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p) Within a timeframe mutually agreeable to the parties, the Target Fund will provide the Acquiring Fund with such information relating to the Target Fund as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b)) in connection with the meeting of shareholders of the Target Fund to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

(q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(r) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against creditors in such a Title 11 or similar case;

(s) The Target Fund has no unamortized or unpaid organizational fees or expenses;

(t) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, the Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with any liability known to the Target Fund prior to the Effective Date; and

(u) The Target Fund has not been notified in writing that any examinations of the Returns of the Target Fund are currently in progress or threatened, and the Target Fund has not been notified in writing that a deficiency has been asserted or assessed against it as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund (other than liens for Taxes not yet due and payable);

4.2 The Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and the Target Fund as follows:

(a) The Acquiring Fund is duly organized as separate series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its organizational documents to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(c) The registration of the shares of the Acquiring Fund to be issued in the Reorganization under the 1933 Act is in full force and effect;

(d) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Effective Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(e) The prospectuses and statements of additional information of the Acquiring Fund, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(f) On the Effective Date, prior to the Closing, the Acquiring Fund will have never had any assets other than nominal seed capital contributed by the initial shareholder of the Acquiring Fund in accordance with Section 14(a) of the 1940 Act and in exchange for a nominal number of shares of the Acquiring Fund (“INITIAL SHARES”). The Initial Shares have been or will be redeemed by the Acquiring Fund prior the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest bearing account.

(g) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity’s organizational documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity are a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity or the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Entity’s or the Acquiring Fund’s financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund are a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not commenced operations, prepared books of account and related records or financial statements or issued any shares except the Initial Shares issued to its initial shareholder to secure any required initial shareholder approvals;

(j) By the Closing, the Acquiring Entity’s Board of Trustees and Officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Fund to commence or have commenced operations as series of a registered open-end management investment company, including, without limitation, approving and executing investment advisory contracts in the manner required by the 1940 Act and approving and executing such other contracts as are necessary for the operation of the Acquiring Fund;

(k) On the Effective Date, all Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(l) The Acquiring Fund: (i) was formed for the purpose of implementing the Reorganization, (ii) has not filed any income tax return, and intends to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Effective Date; (iii) holds and has held no property other than de minimis assets related to its formation or maintenance of its legal status and has and has had no tax attributes other than attributes related to such de minimis assets, and (iv) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to continue the Target Fund’s qualification as a regulated investment company from and after the Closing. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(m) All issued and outstanding Acquiring Fund shares are, and on the Effective Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Date by all necessary action, if any, on the part of the Board of the Trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Effective Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Fund;

(p) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it expects to be reimbursed by the Target Fund, directly or indirectly;

(r) The information provided by the Acquiring Fund for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

(s) A true and correct copy of the (i) Certificate of Trust, (ii) Amended and Restated Agreement and Declaration of Trust, and (iii) Amended and Restated Bylaws, each of the Acquiring Entity, were filed with the Commission on February 4, 2011, October 24, 2017 and May 5, 2011, respectively, and each, as so filed, is in full force and effect and enforceable in accordance with its respective terms.

5.COVENANTS

5.1 With Respect to Reorganization, the Acquiring Fund and the Target Fund covenant and agree, respectively, as follows:

(a) The Target Fund and Acquiring Fund: (i) will each operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Effective Date for the Reorganization, it being understood that such ordinary course of business for the Target Fund during that time period may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct its business operations in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 REGISTRATION STATEMENT”).

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act separately upon this Agreement with respect to the Target Fund and to take all other action necessary to obtain approval of the transactions contemplated herein.

(d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(f) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with: (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund Shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations following the Closing for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of Assets (the “TARGET FUND SHAREHOLDER DOCUMENTATION”), (3) the tax books and records of the Target Fund (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. section 1.6045A-1 and section 1.6045B-1(a))) for purposes of preparing any returns required by law to be filed by the Target Fund or Acquiring Fund for tax periods ending after the Effective Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 WORKPAPERS”). The foregoing information will be provided within such timeframes as is mutually agreed by the parties.

(g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As promptly as reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(i) After the Effective Date, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund under Section 381 of the Code.

(j) The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Return) that, to its knowledge, is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(k) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, preparing Returns relating to tax periods ending on or prior to the Effective Date (whether due before or after the Effective Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties in writing. Since the parties hereto contemplate that the Reorganization described herein will qualify as a reorganization described in Section 368(a)(1)(F) of the Code, any Returns required to be prepared by the Target Fund pursuant to this Section 5.1(k) shall, if necessary, be signed by an officer of the Acquiring Entity based on a certification issued by an appropriate officer of the Target Entity (on behalf of the Target Fund) to the Acquiring Entity (on behalf of the Acquiring Fund) certifying that such Returns are, to the best of the knowledge and belief of Target Entity, true, correct, and complete.

(l) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(m) The Target Entity, on behalf of the Target Fund, agrees that the acquisition of all Assets and Liabilities of the Target Fund by the Acquiring Entity, on behalf of the Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

(n) The Target Entity and the Acquiring Entity will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Fund’s valuation procedures will result in material differences in the prices of the portfolio securities of the Target Fund as compared to the prices of the same portfolio securities determined using the Target Fund’s valuation procedures, such valuation check to be conducted no later than one month prior to the Effective Date and again within one week of the Effective Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Target Entity and the Acquiring Entity will work together, in good faith, to eliminate or minimize such differences prior to the Closing.

(o) The Acquiring Entity covenants that it will not make any material changes to the Acquiring Fund’s valuation procedures prior to the Effective Date without providing the Target Entity with written notice of such changes at least ten days prior to the effective date of such changes.

(p) For the period beginning at the Closing Date and ending not less than six years thereafter, CornerCap, its successors and assigns, shall obtain a pre-paid, non-cancelable run-off or “tail” insurance policy (e.g., errors and omissions/directors and officers) for the Target Fund providing liability coverage to any former and/or current Independent Trustees of the Target Entity as of the date of this Agreement, covering the actions of such Independent Trustees of the Target Entity for the period(s) they served as such and at limit levels and otherwise on terms agreed upon by the parties.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1 The obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein and the effectiveness of the Reorganization shall be subject, at the Target Fund’s election, to the performance by the Acquiring Entity and the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Effective Date, and, in addition thereto, the following conditions:

(a) All representations, covenants and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Date, with the same force and effect as if made on and as of the Effective Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Effective Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Effective Date, to the effect that the representations, covenants and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Effective Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Effective Date;

(d) The Acquiring Entity has not made any material changes to the Acquiring Fund’s Valuation Procedures between the date of this Agreement and the Effective Date, except as provided in Section 5.1(o) herein;

(e) The Target Entity shall have received a favorable opinion of Stradley Ronon Stevens & Young, LLP (“STRADLEY RONON”), counsel to the Acquiring Entity, dated the Effective Date and in a form satisfactory to the Target Entity, to the following effect:

(i) The Acquiring Entity is duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Entity;

(ii) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Entity and, assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The shares of the Acquiring Fund to be issued for transfer to the Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(iv) The execution and delivery of this Agreement did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity’s organizational documents;

(v) The Acquiring Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(vi) Except as disclosed in writing to the Target Entity, such counsel knows of no material legal proceedings pending against the Acquiring Fund or the Acquiring Entity; and

(vii) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity of the transactions contemplated by this Agreement except such as have been obtained.

(f) In connection with the opinion contemplated by Section 6.1(e) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

(g) The Acquiring Fund’s registration statement on Form N-1A filed by the Acquiring Entity with the Commission to register the offer of shares of the Acquiring Fund will be in effect on the Closing Date.

(h) The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Target Fund's current and former trustees and officers, acting in their capacities as such, shall survive the Reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Fund, its successors or assigns.

7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1 With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein and the effectiveness of the Reorganization shall be subject, at the Acquiring Fund’s election, to the performance by the Target Entity and the Target Fund of all of the obligations to be performed by it hereunder on or before the Effective Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Date, with the same force and effect as if made on and as of the Effective Date;

(b) The Target Entity shall have delivered to the Acquiring Entity on the Effective Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Effective Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct in all material respects at and as of the Effective Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) the items listed in clauses (1), (2), and (4) of Section 5.1(f) hereof and (ii) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

(d) The Target Custodian shall have delivered the certificate contemplated by Section 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Effective Date;

(f) The Acquiring Entity shall have received a favorable opinion of [ ], counsel to the Target Entity, dated the Effective Date and in a form satisfactory to the Acquiring Entity, to the following effect:

(i) The Target Entity is a business trust, validly existing and in good standing under the laws of the State of Massachusetts and has the power to own all of the Target Fund’s properties and assets and to carry on its business as presently conducted. The Target Fund has been established as a separate series of the Target Entity under the Declaration of Trust of the Target Entity;

(ii) This Agreement has been duly authorized, executed and, to such counsel’s knowledge, delivered by the Target Entity, on behalf of the Target Fund, and, assuming the N-14 Registration Statement complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity, on behalf of the Target Fund, in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or other similar laws relating to or affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The execution and delivery of this Agreement did not, and the performance by the Target Entity of its obligations hereunder, including the transfer of the Assets, will not, violate the Target Entity’s Declaration of Trust and By-Laws;

(iv) The Target Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission under the 1940 Act is in full force and effect; and

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or Massachusetts law is required to be obtained by the Target Entity in order to consummate the transactions contemplated by this Agreement except such as have been obtained; and

(g) In connection with the opinion contemplated by Section 7.1(f) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity.

8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Effective Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Declaration of Trust and By-Laws, Massachusetts law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;

8.2 On the Effective Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5 With respect to the Reorganization, the Target Entity (on behalf of the Target Fund) and the Acquiring Entity (on behalf of the Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon, in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Target Entity and the Acquiring Entity agree that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9.FEES AND EXPENSES

9.1 The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 CornerCap will bear one-hundred percent (100%) of the expenses relating to the Reorganization including, but not limited to: (1) the external legal costs of the Target Fund, of the Acquiring Fund, and of the Independent Trustees of the Target Fund and the Acquiring Fund relating to the Reorganization; (2) the external legal, printing and mailing costs associated with providing the supplement to the prospectus of the Target Fund notifying shareholders of board approval of this Agreement; (3) the external legal costs associated with the N-14 Registration Statement preparation, filing and negotiations with the Commission; (4) the fees charged by the Target Fund’s independent registered public accountants for services related to the Reorganization; (5) the fees charged by the Acquiring Fund’s transfer agent for services relating to the Reorganization, including printing, mailing and imaging; (6) solicitation by proxy of approval of the Reorganization by the Target Fund Shareholders, including printing, mailing, and solicitation and tabulation of shareholder votes; (7) external legal costs associated with an opinion of counsel issued to both the Target Fund and the Acquiring Fund regarding the qualification of the Reorganization as a tax-free reorganization; (8) all necessary taxes in connection with the Reorganization, including all applicable Federal, state and foreign stock transfer stamps; and and (9) all fees and expenses incurred in connection with the obtainment of continued liability coverage or “tail”

insurance” coverage as discussed in paragraph 5.1(p). The parties hereto agree to effectuate the Reorganization in a manner designed to minimize actual costs incurred.

9.3 At or prior to the Closing, CornerCap shall pay the estimated expenses of the Reorganization to be paid by it pursuant to paragraph 9.2, and any remaining balance shall be paid by CornerCap within ten (10) days after the Closing.

10.COOPERATION AND EXCHANGE OF INFORMATION

Prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary: (i) for the filing of any Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all Returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for the taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

If applicable, the Acquiring Fund shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance regarding the reliability of information provided by the Target Entity to the Acquiring Entity with respect to the Target Fund’s operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-PORT or any forms adopted by the Commission in replacement of Forms N-CSR or N-PORT.

11.INDEMNIFICATION

11.1 CornerCap and Acquiring Entity each agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees and the Target Fund from and against any and all losses, claims, damages, stated liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its trustees or officers or the Target Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

11.2 CornerCap and Target Entity each agrees to indemnify and hold harmless the Acquiring Entity and each of the Acquiring Entity’s officers and trustees and the Acquiring Fund from and against any and all losses, claims, damages, stated liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity or any of its trustees or officers or the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

12.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1 Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the Acquiring Entity and the Target Entity; (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [ ], 2023, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iv) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; (v) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity; or (vi) after a determination by the Acquiring Entity’s or the Target Entity’s board of trustees that the consummation of the transactions contemplated herein is not in the best interest of the party, and giving notice to the other party hereto. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive. However, a termination pursuant to this provision shall not relieve the parties of their obligations pursuant to Section 9.2 to bear expenses relating to the Reorganization, as specified in section 9.2, which were incurred prior to the termination.

14.AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of Target Fund Shareholders pursuant to paragraph 5.1(c) of this Agreement, no such amendment may have the effect of changing any provisions to the detriment of such shareholders.

15.HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

15.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4 This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of: (a) the Target Fund, as provided in the Target Entity’s Declaration of Trust and By-Laws, or the Acquiring Fund, as provided in their respective organizational documents, as applicable; and (b) the other parties. The execution and delivery of this Agreement have been authorized by the trustees of the Target Entity and the Acquiring Entity on behalf of the Target Fund and Acquiring Fund, respectively, and signed by authorized officers of the Target Entity and Acquiring Entity, acting as such. Such authorization by such trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund or Target Fund.

15.6 Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

15.7 Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

15.8 A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

15.9 Each party specifically acknowledges and agrees that any liability under this Agreement with respect to the Acquiring Fund or the Target Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund or the Target Fund, shall be discharged only out of the assets of that Acquiring Fund or Target Fund, or CornerCap, and that no other series of the Acquiring Entity or the Target Entity shall be liable with respect thereto.

16.CONFIDENTIALITY

Each party will hold, and will cause its board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all confidential information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

17.NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

FOR TARGET ENTITY:

CornerCap Group of Funds
[ ]

WITH A COPY TO:

[ ]

FOR ACQUIRING ENTITY:

Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
Attn.: Brian Wiedmeyer

WITH A COPY TO:

Michael P. O’Hare

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

FOR CORNERCAP:
[ ]

[SIGNATURE PAGE FOLLOWS]

AGREEMENT AND PLAN OF REORGANIZATION
SIGNATURE PAGE

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

CORNERCAP GROUP OF FUNDS,
on behalf of its series
CORNERCAP SMALL-CAP VALUE FUND
By:
Name:
Title:

MANAGED PORTFOLIO SERIES
on behalf of its series
CORNERCAP SMALL-CAP VALUE FUND
By:
Name:
Title:

CORNERCAP INVESTMENT COUNSEL, INC., solely for the purposes of Sections 1.1(f), 1.1(g), 9.2, 9.3, 11.1 and 11.2 of this Agreement
By:
Name:
Title:

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 1.1
TARGET FUND AND ACQUIRING FUND

Target Fund (Share Class)	Acquiring Fund (Share Class)
CornerCap Small Cap Value Fund (Investor Shares) (Institutional Shares)	CornerCap Small Cap Value Fund (Institutional Class)

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 8.5
TAX OPINION

a.The acquisition by the Acquiring Fund of all of the Assets of the Target Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
b.No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
c.No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund pursuant to Section 1032(a) of the Code.
d.No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.
e.The tax basis of each Asset of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Asset to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.
f.The holding period of each Asset of the Target Fund received by the Acquiring Fund will include the periods during which such Asset was held by the Target Fund pursuant to Section 1223(2) of the Code.
g.No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.
h.The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
i.The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the shareholder’s holding period of the Target Fund shares surrendered in exchange therefor, provided that the Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.
j.The taxable year of the Target Fund will not end as a result of the Reorganization. For the purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

Notwithstanding anything to the contrary herein, we express no opinion as to the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholders with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in section 1297(a) of the Code or any contract described in Section 1256(b) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes upon the transfer of such asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

Exhibit C
FINANCIAL HIGHLIGHTS
The financial highlights in the following tables are intended to help you understand the Target Fund’s financial performance for the fiscal periods indicated and are included in the Target Fund’s prospectus which is incorporated herein by reference.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information in the tables below for the fiscal periods indicated has been derived from the financial statements audited by Cohen & Company, Ltd. for the Target Fund, the Target Fund’s independent registered public accounting firm, whose report, along with the Target Fund's financial statements, are included in the annual report, which is available upon request.

Target Fund - Investor Shares
Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2022		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018
INVESTOR SHARES PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$18.11		$9.67		$13.12		$15.27		$16.68

INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment income (a)	0.12		0.13		0.10		0.08		0.06
Net realized and unrealized gain (loss) on investments	1.62		8.41		(3.47)		(0.38)		0.90
Total Income/(Loss) from Investment Operations	1.74		8.54		(3.37)		(0.30)		0.96
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.10)		(0.10)		(0.08)		(0.04)		(0.01)
Distributions from net realized gain on investments	(4.86)		—		—		(1.81)		(2.36)
Total Dividends and Distributions to Shareholders	(4.96)		(0.10)		(0.08)		(1.85)		(2.37)
Paid-in Capital from Redemption Fees (a)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of year	$14.89		$18.11		$9.67		$13.12		$15.27
Total Return	9.14%		88.56%		(25.91)%		(0.99)%		5.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$82,115		$106,613		$60,472		$85,230		$84,789
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.66%		0.99%		0.74%		0.55%		0.36%
Net expenses	1.30%		1.30%		1.30%		1.30%		1.30%
Gross expenses	1.30%		1.30%		1.30%		1.30%		1.30%
Portfolio turnover rate	116%		121%		127%		147%		117%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.
    C-1

Target Fund - Institutional Shares
Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2022		Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018
INSTITUTIONAL SHARES PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$18.16		$9.69		$13.15		$15.30		$16.70

INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment income (a)	0.17		0.18		0.14		0.13		0.11
Net realized and unrealized gain (loss) on investments	1.63		8.43		(3.48)		(0.39)		0.91
Total Income/(Loss) from Investment Operations	1.80		8.61		(3.34)		(0.26)		1.02
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.17)		(0.14)		(0.12)		(0.08)		(0.06)
Distributions from net realized gain on investments	(4.86)		—		—		(1.81)		(2.36)
Total Dividends and Distributions to Shareholders	(5.03)		(0.14)		(0.12)		(1.89)		(2.42)
Paid-in Capital from Redemption Fees (a)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of year	$14.93		$18.16		$9.69		$13.15		$15.30
Total Return	9.45%		89.19%		(25.72)%		(0.68)%		5.96%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$69,206		$63,407		$27,890		$34,161		$37,788
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.96%		131%		1.05%		0.84%		0.67%
Net expenses	1.00%		1.00%		1.00%		1.00%		1.00%
Gross expenses	1.00%		1.00%		1.00%		1.00%		1.00%
Portfolio turnover rate	116%		121%		127%		147%		117%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.
    C-2

STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 FILED BY:

Managed Portfolio Series
on behalf of its series
CornerCap Small-Cap Value Fund

615 East Michigan Street
Milwaukee, Wisconsin 53202
(414) 287-3700

Relating to the [...], 2022 Special Meeting of Shareholders of:
CornerCap Small-Cap Value Fund
series of CornerCap Group of Funds

[…], 2022

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated […], 2022, relating specifically to the Special Meeting of Shareholders of the CornerCap Small-Cap Value Fund to be held on [...], 2022 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling the Fund at [...].

1

TABLE OF CONTENTS

PAGE
GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE
INTO THE STATEMENT OF ADDITIONAL INFORMATION	3
PRO FORMA FINANCIAL INFORMATION	3

2

GENERAL INFORMATION

This Statement of Additional Information relates to:(a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of shares of the Institutional Class of the Acquiring Fund to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”). Target Fund shareholders will receive shares of the Acquiring Fund as set forth in the table below:

Target Funds Class	Corresponding Acquiring Fund Class
Institutional Shares	Institutional Class
Investor Shares	Institutional Class

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

The Acquiring Fund is a series of Managed Portfolio Series (the “Acquiring Trust”). The Target Fund is a series of CornerCap Group of Funds (the “Target Trust”). This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

•Statement of Additional Information dated August 1, 2022 for the Target Fund (the “Target Fund SAI”) (File No. 811-04581)

•Statement of Additional Information dated [...] for the Acquiring Fund (“Acquiring Fund SAI”) (File No. [...])

•The audited financial statements and related report of the independent public accounting firm included in the Target Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2022 (“Target Fund Annual Report”). Only the audited financial statements and related report of the independent registered public accounting firm included in the Target Fund's Annual Report are incorporated herein by reference and no other parts of the Target Fund Annual Report are incorporated by reference.

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, the Target Fund is proposed to be reorganized into the Acquiring Fund. Pro forma financial information has not been prepared for the Reorganization of the Target Fund because the Acquiring Fund is a newly organized shell series with no assets (other than seed capital) or liabilities, and will commence investment operations upon completion of the Reorganization in order to continue the operations of the Target Fund. The Target Fund will be the accounting survivor of the Reorganization.

3

The Reorganization is not expected to result in a material change to the Target Fund's investment portfolio due to the investment restrictions of the Acquiring Fund. Accordingly, a schedule of investments of the Target Fund modified to reflect such change is not included.
4

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
(b)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017

(2)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is attached as Exhibit B to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)	(a)	Investment Advisory Agreement between the Trust, on behalf of the CornerCap Small-Cap Value Fund, and CornerCap Investment Counsel, Inc. – filed herewith.
	(b)	Operating Expenses Limitation Agreement between the Trust, on behalf of the CornerCap Small-Cap Value Fund, and CornerCap Investment Counsel, Inc. – filed herewith.
(7)		Distribution Agreement between the Trust, on behalf of the CornerCap Small-Cap Value Fund, and Foreside Fund Services, LLC – to be filed by amendment.
(8)		Not applicable.
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(9)	(a)		Custody Agreement between the Trust and U.S. Bank National Association - incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 5, 2011
	(b)		Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – to be filed by amendment.
(10)	(a)		Rule 12b-1 Plan – to be filed by amendment.
	(b)		Rule 18f-3 Plan – to be filed by amendment.
(11)			Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP for the CornerCap Small-Cap Value Fund – filed herewith.
(12)			Form of Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters – filed herewith.
(13)	(a)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

		(i)	Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed by amendment.
	(b)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
		(i)	Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed by amendment.
	(c)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)	Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed by amendment.
(14)			Consent of Independent Registered Public Accounting Firm - filed herewith
(15)			Not Applicable.
(16)			Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated August 17, 2022 - filed herewith.
(17)			Form of Proxy Card –filed herewith.

ITEM 17. UNDERTAKINGS:
(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.
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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin on the 25th day of August, 2022.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 25th day of August, 2022.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney
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